UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2020

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2020 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.5%
Canada | 4.7%
CAE, Inc.	152,230	$2,227,059
Canadian National Railway Co.	25,252	2,689,336
Dollarama, Inc.	72,060	2,762,151
National Bank of Canada	59,855	2,973,084
		10,651,630
China | 4.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	16,037	4,714,557
Tencent Holdings, Ltd.	81,500	5,427,360
		10,141,917
Denmark | 1.4%
Vestas Wind Systems A/S	20,413	3,302,955
Germany | 3.5%
Merck KGaA	14,168	2,068,851
Symrise AG	25,793	3,568,252
Teamviewer AG (*)	48,509	2,395,400
		8,032,503
Hong Kong | 4.4%
AIA Group, Ltd.	382,400	3,767,091
China Gas Holdings, Ltd.	888,800	2,534,614
Hang Seng Bank, Ltd.	121,000	1,796,119
Sands China, Ltd.	514,400	2,001,682
		10,099,506
Israel | 0.7%
Bank Leumi Le-Israel BM	367,454	1,616,589
Japan | 4.5%
Kansai Paint Co., Ltd.	82,000	2,036,731
Nintendo Co., Ltd.	6,400	3,638,274
Shimano, Inc.	11,500	2,264,158
Yamaha Corp.	50,900	2,436,387
		10,375,550
Netherlands | 4.0%
NXP Semiconductors NV	20,069	2,504,812
Wolters Kluwer NV	78,168	6,673,668
		9,178,480
South Africa | 0.3%
Sanlam, Ltd.	250,529	776,029
South Korea | 1.3%
LG Household & Health Care, Ltd.	2,357	2,926,134
Sweden | 3.8%
Assa Abloy AB, Class B	73,081	1,705,788
Epiroc AB, Class A	245,606	3,564,815
Description	Shares	Fair Value
Hexagon AB, B Shares (*)	44,133	$3,335,394
		8,605,997
Switzerland | 3.1%
ABB, Ltd.	119,393	3,026,015
Alcon, Inc. (*)	22,930	1,301,829
Partners Group Holding AG	2,883	2,652,859
		6,980,703
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	52,695	4,271,984
United Kingdom | 9.8%
Coca-Cola European Partners PLC	57,033	2,213,451
Diageo PLC	117,737	4,033,457
Prudential PLC	152,951	2,183,643
RELX PLC	174,022	3,881,025
Tesco PLC	1,418,531	3,889,024
Unilever PLC	99,690	6,142,688
		22,343,288
United States | 50.7%
Accenture PLC, Class A	22,707	5,131,555
Alphabet, Inc., Class A (*)	4,267	6,253,715
AmerisourceBergen Corp.	34,428	3,336,762
Aon PLC, Class A	28,731	5,927,205
Boston Scientific Corp. (*)	78,824	3,011,865
Dollar General Corp.	17,917	3,755,761
Honeywell International, Inc.	11,416	1,879,188
Intercontinental Exchange, Inc.	46,058	4,608,103
IQVIA Holdings, Inc. (*)	36,241	5,712,669
Johnson & Johnson	34,788	5,179,237
Kimberly-Clark Corp.	21,083	3,113,116
Lowe’s Cos., Inc.	18,320	3,038,555
McDonald’s Corp.	18,345	4,026,544
Microsoft Corp.	36,810	7,742,247
Motorola Solutions, Inc.	24,949	3,912,253
Palo Alto Networks, Inc. (*)	9,432	2,308,482
PTC, Inc. (*)	38,761	3,206,310
Rockwell Automation, Inc.	12,229	2,698,696
S&P Global, Inc.	12,144	4,379,126
Texas Instruments, Inc.	25,900	3,698,261
The Coca-Cola Co.	101,945	5,033,025
The Procter & Gamble Co.	30,004	4,170,256
Thermo Fisher Scientific, Inc.	21,446	9,468,838
Visa, Inc., Class A	27,131	5,425,386
Warner Music Group Corp., Class A	47,940	1,377,796

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2020 (unaudited)

Description	Shares	Fair Value
Lazard Global Total Return and Income Fund, Inc. (continued)
Zoetis, Inc.	45,677	$7,553,605
		115,948,556
Total Common Stocks (Cost $166,604,429)		225,251,821

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 9.5%
Brazil | 1.4%
Brazil NTN-F:
10.00%, 01/01/27	7,396	$1,495,877
10.00%, 01/01/29	7,960	1,634,710
		3,130,587
Dominican Republic | 2.1%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	33,300	599,806
16.95%, 02/04/22 (#)	43,800	830,889
8.90%, 02/15/23 (#)	130,000	2,220,648
10.50%, 04/07/23 (#)	65,400	1,158,766
		4,810,109
Egypt | 0.8%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,724,679
Indonesia | 1.6%
Indonesia Government Bonds, 8.375%, 09/15/26	50,166,000	3,733,793
Malaysia | 3.1%
Malaysia Government Bonds, 3.62%, 11/30/21	29,340	7,203,939
Russia | 0.5%
Russia Government Bonds - OFZ, 7.95%, 10/07/26	72,920	1,048,216
Total Foreign Government Obligations (Cost $23,251,495)		21,651,323

Description	Shares	Fair Value
Short-Term Investments | 5.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $12,532,982)	12,532,982	12,532,982
Description	Shares	Fair Value
Total Investments | 113.5% (Cost $202,388,906) (»)		$259,436,126
Liabilities in Excess of Cash and Other Assets | (13.5)%		(30,808,130)
Net Assets | 100.0%		$228,627,996

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2020 (unaudited)

Forward Currency Contracts open at September 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	4,416,841	USD	800,674	CIT	11/16/20	$—	$15,150
BRL	13,922,931	USD	2,342,823	CIT	11/16/20	133,336	—
BRL	5,825,304	USD	1,086,000	JPM	11/16/20	—	49,984
CLP	3,458,173,760	USD	4,369,139	CIT	11/12/20	37,506	—
CNY	36,351,625	USD	5,234,215	HSB	03/01/21	74,780	—
CZK	98,433,684	USD	4,150,000	CIT	12/07/20	116,879	—
CZK	38,281,410	USD	1,620,000	JPM	12/07/20	39,413	—
EGP	20,551,043	USD	1,258,600	CIT	11/09/20	32,817	—
EGP	39,442,000	USD	2,405,000	JPM	10/28/20	81,079	—
HUF	1,570,088,825	USD	5,021,071	CIT	12/28/20	36,426	—
IDR	64,413,025,000	USD	4,234,356	JPM	02/16/21	25,220	—
INR	485,806,488	USD	6,361,222	CIT	02/03/21	154,958	—
KES	117,591,200	USD	1,053,685	SCB	01/25/21	2,307	—
KRW	2,716,541,700	USD	2,266,240	HSB	10/05/20	56,583	—
KRW	2,683,410,000	USD	2,300,000	HSB	04/06/21	2,427	—
KZT	1,482,902,050	USD	3,440,209	SCB	01/08/21	—	83,725
MXN	156,034,122	USD	6,915,946	HSB	10/26/20	121,227	—
PEN	19,756,119	USD	5,790,696	CIT	10/30/20	—	308,387
PHP	55,415,440	USD	1,092,360	JPM	03/29/21	42,093	—
PLN	23,654,623	USD	6,337,984	JPM	02/26/21	—	215,972
RUB	113,866,500	USD	1,675,000	CIT	11/09/20	—	214,219
RUB	186,386,237	USD	2,736,146	CIT	11/09/20	—	345,017
RUB	78,261,000	USD	1,140,000	HSB	11/09/20	—	135,998
RUB	136,784,820	USD	1,839,000	HSB	11/09/20	—	84,203
SGD	8,922,143	USD	6,501,125	SCB	05/12/21	38,327	—
THB	33,251,760	USD	1,038,468	HSB	11/20/20	10,806	—
USD	1,043,069	AUD	1,484,392	BNP	10/19/20	—	20,166
USD	4,320,000	BRL	25,572,240	JPM	11/16/20	—	227,960
USD	2,314,906	KRW	2,716,541,700	HSB	10/05/20	—	7,918
UYU	36,580,200	USD	823,878	CIT	12/09/20	23,899	—
UYU	41,657,500	USD	950,000	CIT	12/09/20	15,449	—
UYU	150,314,000	USD	3,400,000	CIT	12/09/20	83,657	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,129,189	$1,708,699

Currency Abbreviations:

AUD	— Australian Dollar	KRW	— South Korean Won
BRL	— Brazilian Real	KZT	— Kazakhstan Tenge
CLP	— Chilean Peso	MXN	— Mexican New Peso
CNY	— Chinese Renminbi	MYR	— Malaysian Ringgit
CZK	— Czech Koruna	PEN	— Peruvian New Sol
DOP	— Dominican Republic Peso	PHP	— Philippine Peso
EGP	— Egyptian Pound	PLN	— Polish Zloty
HUF	— Hungarian Forint	RUB	— Russian Ruble
IDR	— Indonesian Rupiah	SGD	— Singapore Dollar
INR	— Indian Rupee	THB	— Thai Baht
KES	— Kenyan Shilling	USD	— United States Dollar

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2020 (unaudited)

UYU	— Uruguayan Peso

Counterparty Abbreviations:

BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2020 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2020 these securities amounted to 2.1% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):
Aerospace & Defense	1.0%
Banks	2.8
Beverages	4.9
Building Products	0.7
Capital Markets	5.1
Chemicals	2.5
Communications Equipment	1.7
Electrical Equipment	3.9
Electronic Equipment, Instruments & Components	1.5
Entertainment	2.2
Food & Staples Retailing	1.7
Gas Utilities	1.1
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	2.6
Household Products	3.2
Industrial Conglomerates	0.8
Insurance	5.5
Interactive Media & Services	5.1
Internet & Direct Marketing Retail	2.1
IT Services	4.6
Leisure Products	2.1
Life Sciences Tools & Services	6.6
Machinery	1.6
Multiline Retail	2.8
Personal Products	4.0
Pharmaceuticals	6.5
Professional Services	4.6
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	4.6
Software	6.8
Specialty Retail	1.3
Subtotal	98.5
Foreign Government Obligations	9.5
Short-Term Investments	5.5
Total Investments	113.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 27, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 27, 2020